DoubleLine Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 9.5%
	Affirm, Inc.
500,000	Series 2023-B-D	8.78%	(a)	09/15/2028	510,572
	APL Finance DAC
548,000	Series 2023-1A-C	8.50%	(a)(b)	07/21/2031	545,948
	Bojangles Issuer LLC
245,625	Series 2020-1A-A2	3.83%	(a)	10/20/2050	233,373
	Business Jet Securities LLC
343,414	Series 2021-1A-C	5.07%	(a)(b)	04/15/2036	338,164
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	502,804
	Hardee’s Funding
498,750	Series 2024-1A-A2	7.25%	(a)	03/20/2054	502,290
	Helios Issuer LLC
1,097,997	Series 2019-AA-B	4.49%	(a)	06/20/2046	967,359
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66%	(a)	11/20/2051	914,164
	Lunar Structured Aircraft Portfolio Notes
733,052	Series 2021-1-C	5.68%	(a)(b)	10/15/2046	669,627
	Marlette Funding Trust
500,000	Series 2022-3A-C	6.89%	(a)	11/15/2032	503,934
	Retained Vantage Data Centers Issuer LLC
500,000	Series 2023-1A-B	5.75%	(a)	09/15/2048	475,992
	Start Ltd./Bermuda
272,534	Series 2019-1-C	6.41%	(a)(b)	03/15/2044	248,781
	Switch ABS Issuer LLC
500,000	Series 2024-1A-B	6.50%	(a)	03/25/2054	480,134
750,000	Series 2024-2A-C	10.03%	(a)	06/25/2054	754,247
	WAVE USA
2,460,511	Series 2019-1-C	6.41%	(a)(b)	09/15/2044	868,767
	Total Asset Backed Obligations (Cost $10,169,527)				8,516,156
COLLATERALIZED LOAN OBLIGATIONS - 22.5%
	Aimco CDO
700,000	Series 2021-15A-E (3 mo. Term SOFR + 6.21%, 5.95% Floor)	11.53%	(a)	10/17/2034	704,689
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%	(a)	04/16/2037	512,446
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	12.00%	(a)	04/15/2034	484,789
	Canyon CLO
500,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	11.79%	(a)	07/15/2034	498,992
	Carlyle Global Market Strategies
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%	(a)	04/25/2037	507,261
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	7.42%	(a)	04/20/2037	505,095
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	9.22%	(a)	04/20/2037	1,013,519
	CIFC Funding Ltd.
500,000	Series 2021-4A-E (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	07/15/2033	503,556
	Elmwood CLO
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	11.34%	(a)	04/17/2037	502,212
	Empower CLO Ltd.
500,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.91%	(a)	04/25/2037	503,603
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	9.06%	(a)	04/25/2037	514,203
	Goldentree Loan Opportunities Ltd.
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	8.72%	(a)	04/20/2037	510,630
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.81%	(a)	04/18/2037	509,135
	Katayma CLO Ltd.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	10.57%	(a)	10/20/2036	1,040,579
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.94%	(a)	04/20/2037	502,670
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.79%	(a)	04/20/2037	512,723
	MidOcean Credit CLO
500,000	Series 2018-9A-D (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/20/2031	499,854
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.49%	(a)	07/15/2029	1,004,469
500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.44%	(a)	07/25/2030	497,043
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	12.09%	(a)	04/15/2034	468,975
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.69%	(a)	07/20/2034	502,559
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	6.94%	(a)	04/20/2037	1,005,780
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	04/15/2036	1,005,856
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.09%	(a)	10/25/2034	487,841
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	12.45%	(a)	07/20/2034	958,962
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	10/25/2034	481,246
	Steele Creek CLO Ltd.
940,000	Series 2014-1RA-D (3 mo. Term SOFR + 3.06%, 2.80% Floor)	8.39%	(a)	04/21/2031	925,221
	Trimaran CAVU LLC
2,000,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	10.31%	(a)	11/26/2032	2,007,345
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	9.14%	(a)	07/20/2032	501,875
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.09%	(a)	01/15/2035	495,588
	Total Collateralized Loan Obligations (Cost $19,980,772)				20,168,716
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 17.9%
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	8.81%	(a)	02/19/2038	304,001
	Alen Mortgage Trust
1,000,000	Series 2021-ACEN-F (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	458,445
	BBCMS Trust
250,000	Series 2024-5C27-C	6.70%	(c)	07/15/2057	252,422
11,319,000	Series 2024-5C27-XA	1.04%	(a)(c)(d)	07/15/2057	396,599
	Benchmark Mortgage Trust
227,502	Series 2020-B16-A2	2.88%		02/15/2053	221,433
	BFLD Trust
125,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	7.19%	(a)	07/15/2041	124,683
	BLP Commercial Mortgage Trust
180,000	Series 2024-IND2-A (1 mo. Term SOFR + 1.34%, 1.34% Floor)	6.67%	(a)	03/15/2041	180,093
	BRSP Ltd.
181,179	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.60%	(a)	08/19/2038	179,321
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.59%	(a)	09/15/2035	252,533
	BX Trust
239,713	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.37%	(a)	10/15/2037	238,474
269,966	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	6.17%	(a)	10/15/2036	266,381
400,000	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	6.36%	(a)	12/15/2038	395,844
173,028	Series 2021-VINO-A (1 mo. Term SOFR + 0.77%, 0.77% Floor)	6.10%	(a)	05/15/2038	171,004
140,782	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	6.13%	(a)	10/15/2038	139,383
500,000	Series 2024-MF-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)	6.77%	(a)	02/15/2039	499,043
	CEDR Commercial Mortgage Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	6.32%	(a)	02/15/2039	329,706
	Commercial Mortgage Pass Through Certificates
300,000	Series 2014-CR18-B	4.46%	(c)	07/15/2047	295,466
	Computershare Corporate Trust
180,000	Series 2015-C28-A4	3.54%		05/15/2048	176,359
539,000	Series 2015-LC22-A4	3.84%		09/15/2058	525,151
	Credit Suisse Mortgage Capital Certificates
510,000	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	6.33%	(a)	12/15/2030	491,853
	Extended Stay America Trust
453,897	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.52%	(a)	07/15/2038	452,494
	FS Rialto
350,276	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.66%	(a)	05/16/2038	347,438
474,883	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	11/16/2036	474,366
	Granite Point Mortgage Trust, Inc.
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	7.41%	(a)	12/15/2036	282,804
	Great Wolf Trust
200,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	7.02%	(a)	05/15/2041	200,232
250,000	Series 2024-WOLF-C (1 mo. Term SOFR + 2.39%, 2.39% Floor)	7.72%	(a)	03/15/2039	250,360
	JP Morgan Chase Commercial Mortgage Securities
1,000,000	Series 2019-UES-G	4.60%	(a)(c)	05/05/2032	937,280
	JPMBB Commercial Mortgage Securities Trust
300,000	Series 2014-C23-UH5	4.71%	(a)	09/15/2047	284,269
417,195	Series 2015-C31-A3	3.80%		08/15/2048	407,385
250,000	Series 2015-C33-AS	4.02%		12/15/2048	241,115
	LFT CRE Ltd.
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	7.19%	(a)	06/15/2039	294,947
	LoanCore
193,264	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.74%	(a)	11/15/2038	192,434
	Lument Finance Trust, Inc.
366,594	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.61%	(a)	06/15/2039	367,145
	Med Trust
447,851	Series 2021-MDLN-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.39%	(a)	11/15/2038	447,157
	MF1 Multifamily Housing Mortgage Loan Trust
405,283	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.55%	(a)	07/16/2036	403,690
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	7.20%	(a)	10/16/2036	244,249
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	7.08%	(a)	03/19/2039	300,949
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.79%	(a)	08/18/2041	249,375
	MHC Commercial Mortgage Trust
301,996	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	6.24%	(a)	04/15/2038	299,719
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%		08/15/2049	277,542
	Ready Capital Corp.
440,969	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.66%	(a)	11/25/2036	440,638
151,132	Series 2022-FL9-A (1 mo. Term SOFR + 2.47%, 2.47% Floor)	7.81%	(a)	06/25/2037	152,605
	SREIT Trust
500,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	6.27%	(a)	11/15/2036	494,156
	Starwood Property Mortgage Trust
218,963	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.65%	(a)	04/18/2038	216,381
	STWD Ltd.
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	7.28%	(a)	11/15/2038	387,884
	TPG Real Estate Finance Issuer Ltd.
196,514	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.64%	(a)	03/15/2038	194,885
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	287,700
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.48%	(a)	02/15/2039	246,646

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	UBS-Barclays Commercial Mortgage Trust
281,000	Series 2013-C5-D	3.84%	(a)(c)	03/10/2046	203,970
	VMC Finance LLC
250,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	7.25%	(a)	06/16/2036	244,159
	WB Commercial Mortgage Trust
300,000	Series 2024-HQ-A	6.13%	(a)(c)	03/15/2040	300,855
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $16,601,426)				16,023,023
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 28.7%
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18%	(a)(c)	05/25/2066	965,220
	Cross Mortgage Trust
1,153,605	Series 2024-H1-A1	6.09%	(a)(e)	12/25/2068	1,154,155
	Fannie Mae Connecticut Avenue Securities
1,181,749	Series 2021-R01-1M2 (30 day avg SOFR US + 1.55%, 0.00% Floor)	6.89%	(a)	10/25/2041	1,187,402
1,300,000	Series 2022-R01-1M2 (30 day avg SOFR US + 1.90%, 0.00% Floor)	7.24%	(a)	12/25/2041	1,316,759
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	9.09%	(a)	12/25/2042	1,341,177
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	7.14%	(a)	01/25/2044	1,319,759
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 2.50% Floor)	7.84%	(a)	02/25/2044	1,019,645
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.29%	(a)	03/25/2044	1,208,255
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	7.52%	(a)	05/25/2044	1,253,909
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.29%	(a)	02/25/2044	1,213,818
1,000,000	Series 2024-HQA1-M2 (30 day avg SOFR US + 2.00%, 0.00% Floor)	7.34%	(a)	03/25/2044	1,007,233
	Onslow Bay Mortgage Loan Trust
1,000,000	Series 2024-NQM10-A1	6.18%	(a)(e)	05/25/2064	1,002,084
1,171,227	Series 2024-NQM2-A1	5.88%	(a)(e)	12/25/2063	1,170,078
	Pretium Mortgage Credit Partners LLC
1,147,249	Series 2024-NPL2-A1	7.02%	(a)(e)	02/25/2054	1,144,913
1,490,191	Series 2024-NPL3-A1	7.52%	(a)(e)	04/27/2054	1,496,507
	Progress Residential Trust
500,000	Series 2020-SFR3-H	6.23%	(a)	10/17/2027	492,356
1,200,000	Series 2024-SFR2-D	3.40%	(a)(c)	04/17/2041	1,064,228
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30%	(a)(c)	07/25/2061	863,334
	Velocity Commercial Capital Loan Trust
171,813	Series 2019-1-M4	4.61%	(a)(c)	03/25/2049	144,189
93,257	Series 2019-1-M5	5.70%	(a)(c)	03/25/2049	79,826
158,611	Series 2019-1-M6	6.79%	(a)(c)	03/25/2049	124,424
	Vericrest Opportunity Loan Transferee
1,122,299	Series 2021-NPL5-A2	4.83%	(a)(e)(f)	03/27/2051	1,043,824
	Verus Securitization Trust
1,400,000	Series 2020-5-B2	4.71%	(a)(c)	05/25/2065	1,212,894
1,500,000	Series 2021-3-B2	3.96%	(a)(c)	06/25/2066	1,034,168
953,303	Series 2023-1-A1	5.85%	(a)(e)	12/25/2067	947,523
1,000,000	Series 2024-1-M1	6.67%	(a)(c)	01/25/2069	1,004,636
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $27,157,563)				25,812,316
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 9.2%
	Federal Home Loan Mortgage Corp.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,923,728	Series 413-F24 (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	6.44%		05/25/2054	1,926,100
1,193,605	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(d)(g)	07/25/2050	134,729
4,018,148	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%	(d)(g)	06/25/2051	22,747
3,705,870	Series 5166-DI	3.00%	(d)	09/15/2048	473,131
	Federal National Mortgage Association
1,041,905	Pool CB3168	3.00%		03/01/2052	893,535
1,076,236	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(d)(g)	08/25/2050	120,450
1,232,818	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00%	(d)(g)	11/25/2050	41,440
2,183,435	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00%	(d)(g)	11/25/2050	80,024
960,299	Series 2020-M10-X2	1.84%	(c)(d)	12/25/2030	63,530
1,922,136	Series 2020-M17-X1	1.46%	(c)(d)	01/25/2028	57,587
	Government National Mortgage Association
1,304,092	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	5.70%		09/20/2045	1,277,248
2,198,845	Series 2020-138-IL	3.50%	(d)	09/20/2050	378,450
1,625,331	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(d)(g)	09/20/2050	187,667
954,194	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(d)(g)	12/20/2050	112,107
2,273,428	Series 2020-196-DI	2.50%	(d)	12/20/2050	290,686
3,658,293	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%	(d)(g)	07/20/2051	42,710
2,683,182	Series 2021-15-PI	3.00%	(d)	01/20/2051	408,256
2,191,920	Series 2021-189-IO	0.88%	(c)(d)	06/16/2061	145,969
1,787,286	Series 2021-197-IB	3.50%	(d)	11/20/2051	323,497
2,418,309	Series 2021-2-IO	0.88%	(c)(d)	06/16/2063	156,537
2,758,838	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%	(d)(g)	03/20/2051	19,232
4,243,062	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(d)(g)	04/20/2051	52,037
3,346,290	Series 2021-80-IO	0.90%	(c)(d)	12/16/2062	227,236
1,562,167	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(d)(g)	06/20/2051	167,113
2,479,587	Series 2023-79-JI	2.50%	(d)	02/20/2051	308,239
1,974,366	Series 2024-13-IA	3.00%	(d)	05/20/2051	313,709
	Total US Government and Agency Mortgage Backed Obligations (Cost $9,496,247)				8,223,966
SHORT TERM INVESTMENTS - 17.1%
4,459,338	First American Government Obligations Fund - U	5.26%	(h)		4,459,338
4,459,338	JPMorgan US Government Money Market Fund - IM	5.26%	(h)		4,459,338
4,459,338	MSILF Government Portfolio - Institutional	5.23%	(h)		4,459,338
2,000,000	United States Treasury Bill	0.00%		07/02/2024	1,999,707
	Total Short Term Investments (Cost $15,377,725)				15,377,721
	Total Investments - 104.9% (Cost $98,783,260)				94,121,898
	Other Liabilities in Excess of Assets - (4.9)%				(4,392,667)
	NET ASSETS - 100.0%				$ 89,729,231

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	28.7%
Collateralized Loan Obligations	22.5%
Non-Agency Commercial Mortgage Backed Obligations	17.9%
Short Term Investments	17.1%
Asset Backed Obligations	9.5%
US Government and Agency Mortgage Backed Obligations	9.2%
Other Assets and Liabilities	(4.9)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Interest only security
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(g)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(h)	Seven-day yield as of period end.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Income Fund
Investments in Securities
Level 1
Short Term Investments	$13,378,014
Total Level 1	13,378,014
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	25,812,316
Collateralized Loan Obligations	20,168,716
Non-Agency Commercial Mortgage Backed Obligations	16,023,023
US Government and Agency Mortgage Backed Obligations	8,223,966
Asset Backed Obligations	5,844,869
Short Term Investments	1,999,707
Total Level 2	78,072,597
Level 3
Asset Backed Obligations	2,671,287
Total Level 3	2,671,287
Total	$94,121,898

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024(c)
Investments in Securities
Asset Backed Obligations	$3,107,719	$141,400	$70,117	$2,876	$39,030	$(689,855)	$—	$—	$2,671,287	$125,459

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of June 30, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,671,287	Market Comparables	Market Quotes	$35.31 - $99.63 ($75.71)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e) Unobservable inputs were weighted by the relative fair value of the instruments.